The Millicom Group - A.2.3 Impairment of Investments in Joint Ventures (Details) - Honduras joint ventures	Dec. 31, 2025	Dec. 31, 2024
Disclosure of joint ventures [line items]
Growth rate used to extrapolate cash flow projections	1.00%	1.00%
Discount rate applied to cash flow projections	8.80%	9.40%